Employee pension	12 Months Ended
Dec. 31, 2022
Employee pension
Employee pension

Note 24 – Employee pension

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The PRC government is responsible for the pension liability to these retired employees. The Company is required to make monthly contributions to the state retirement plan at 20% of the base requirement for all permanent employees. Different geographic locations have different base requirements.

The Company’s subsidiaries incorporated in Hong Kong participated in defined contribution Mandatory Provident Fund (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance, for all of its employees in Hong Kong. The Company is required to contribute 5% of the monthly salaries for all Hong Kong based employees to the MPF Scheme (subject to a cap).

The Company’s subsidiary incorporated in Australia participated in defined contribution retirement plan for all permanent employees under Superannuation Schemes. The Company is required to contributions 9.5% of the monthly salaries for all Australia based employees to the Superannuation Schemes (subject to a cap).

Total pension expense incurred by the Company from continuing operations was $22, $32 and $20 for the years ended December 31, 2022, 2021 and 2020, respectively. Total pension expense incurred by the Company from discontinued operations was $nil, $nil and $4 for the years ended December 31, 2022, 2021 and 2020, respectively.